Financial risk management - Schedule of liquidity risks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	$ 24,564	$ 14,990
Lease liabilities	4,753	4,672	$ 7,577	$ 4,675
Current portion of borrowings with related party	34,846	0
Long-term borrowings with related party	0	34,014
Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Lease liabilities	1,797	2,335
Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	21,663	14,990
Lease liabilities	4,753	4,672
Liabilities subject to liquidity risk	61,262	53,676
Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	34,846
Long-term borrowings with related party		34,014
Total Maturity | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	21,663	14,990
Lease liabilities	5,105	5,238
Liabilities subject to liquidity risk	64,817	57,368
Total Maturity | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	38,049
Long-term borrowings with related party		37,140
Less than 3 months | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	21,663	12,890
Lease liabilities	278	266
Liabilities subject to liquidity risk	21,941	13,156
Less than 3 months | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	0
Long-term borrowings with related party		0
3-12 months | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	2,100
Lease liabilities	1,176	1,025
Liabilities subject to liquidity risk	39,225	3,125
3-12 months | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	38,049
Long-term borrowings with related party		0
1-2years | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0
Lease liabilities	1,554	1,215
Liabilities subject to liquidity risk	1,554	38,355
1-2years | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	0
Long-term borrowings with related party		37,140
2-5years | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0
Lease liabilities	2,097	2,500
Liabilities subject to liquidity risk	2,097	2,500
2-5years | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	0
Long-term borrowings with related party		0
> 5years | Liquidity risk
Disclosure Of Liquidity Risks [Line Items]
Accounts payable and accrued expenses	0	0
Lease liabilities	0	232
Liabilities subject to liquidity risk	0	232
> 5years | Liquidity risk | Controlling shareholder
Disclosure Of Liquidity Risks [Line Items]
Current portion of borrowings with related party	$ 0
Long-term borrowings with related party		$ 0